Provisions - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Provisions	€ 14,704	€ 6,705
Legal proceedings provision
Disclosure of other provisions [line items]
Provisions	5,200	€ 5,200
Onerous contracts provision | IXCHIQ
Disclosure of other provisions [line items]
Additional provisions, other provisions	6,600
Miscellaneous other provisions | IXCHIQ
Disclosure of other provisions [line items]
Additional provisions, other provisions	€ 1,700